UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08560
                                                     ---------
                     Gabelli International Growth Fund, Inc.
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
           ----------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------
                     Date of reporting period: June 30, 2004
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                     GABELLI INTERNATIONAL GROWTH FUND, INC.

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004

TO OUR SHAREHOLDERS,

      During the second quarter of 2004, the Gabelli International Growth Fund (the "Fund") declined 0.9% while the Morgan Stanley Capital International ("MSCI") Europe, Australasia and Far East ("EAFE") Index rose 0.4% and the Lipper International Multi-Cap Growth Fund Average declined 1.7%. For the six-month period ended June 30, 2004, the Fund was up 1.9% versus gains of 4.9% and 3.5% for the MSCI EAFE Index and the Lipper International Multi-Cap Growth Fund Average, respectively.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2004.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2004 (A)
                ------------------------------------------------
                                                           YEAR                                            SINCE
                                              QUARTER     TO DATE     1 YEAR     3 YEAR      5 YEAR    INCEPTION (B)
--------------------------------------------------------------------------------------------------------------------
  Gabelli International Growth Fund
     Class AAA .............................  (0.91)%      1.93%      31.28%      2.34%       2.08%       7.77%

  MSCI EAFE Index ..........................   0.44        4.86       32.85       4.25        0.40        4.66
  Lipper International Multi-Cap Growth
     Fund Average ..........................  (1.66)       3.46       27.95       1.31        0.12        4.73

  Class A ..................................  (0.90)       1.97       31.24       2.81        2.36        7.94
                                              (6.60)(c)   (3.89)(c)   23.71(c)    0.80(c)     1.15(c)     7.23(c)
  Class B ..................................  (1.10)       1.58       30.32       1.52        1.55        7.46
                                              (6.05)(d)   (3.42)(d)   25.32(d)    0.54(d)     1.36(d)     7.46(d)
  Class C ..................................  (1.05)       1.59       29.08       1.23        1.34        7.34
                                              (2.04)(d)    0.59(d)    29.08(d)    1.23(d)     1.34(d)     7.34(d)

 (a) Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged indicator of international stock market performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month-end. Investors should consider the investment objectives, risks and charges and expenses of the Fund before investing. The prospectus contains more complete information about this and other matters and should be read carefully before investing. Performance for periods less than one year is not annualized. The Class AAA Shares' net asset values are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares and Class C Shares on July 25, 2001, January 17, 2001 and December 17, 2000, respectively. The actual performance for the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic and political risks.
 (b) Performance is calculated from inception of Class AAA Shares on June 30, 1995.
 (c) Includes the effect of the maximum 5.75% sales charge at the beginning of the period.
 (d) Includes the effect of the applicable contingent deferred sales charge at the end of the period shown for Class B and Class C Shares, respectively.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to new corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  A description of the Fund's proxy voting policies and procedures and how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------

GABELLI INTERNATIONAL GROWTH FUND, INC.
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                       MARKET
     SHARES                                             COST            VALUE
     ------                                             ----            -----
              COMMON STOCKS -- 94.1%
              BROADCASTING -- 5.9%
      85,000  Mediaset SpA (a) ..................   $   636,309     $   966,932
       4,000  Nippon Television
                Network Corp. ...................       669,974         656,188
      25,575  NRJ Group .........................       241,087         560,084
      10,000  RTL Group .........................       599,500         585,330
                                                    -----------     -----------
                                                      2,146,870       2,768,534
                                                    -----------     -----------
              BUILDING AND CONSTRUCTION -- 7.2%
      17,000  Bouygues SA .......................       486,436         569,197
      75,750  CRH plc (a) .......................     1,120,545       1,655,389
      50,000  Sekisui House Ltd. ................       537,198         554,919
       4,500  Technip SA ........................       432,668         610,453
                                                    -----------     -----------
                                                      2,576,847       3,389,958
                                                    -----------     -----------
              BUSINESS SERVICES -- 1.5%
      17,000  Secom Co. Ltd. ....................       738,548         721,349
                                                    -----------     -----------
              CONSUMER PRODUCTS -- 12.9%
      50,000  Altadis SA ........................       735,472       1,545,143
      17,000  Christian Dior SA .................       855,329       1,099,303
      59,000  Compagnie Financiere
                Richemont AG, Cl. A .............     1,076,485       1,540,482
      25,000  Gallaher Group plc (a) ............       228,470         301,517
       6,000  Nintendo Co. Ltd. (a) .............       937,307         695,443
       7,000  Swatch Group AG, Cl. B ............       700,573         911,051
                                                    -----------     -----------
                                                      4,533,636       6,092,939
                                                    -----------     -----------
              ELECTRONICS -- 2.8%
       6,400  Rohm Co. Ltd. .....................     1,353,438         766,018
      10,000  Tokyo Electron Ltd. ...............       508,650         560,876
                                                    -----------     -----------
                                                      1,862,088       1,326,894
                                                    -----------     -----------
              ENERGY AND UTILITIES -- 3.5%
      30,000  Eni SpA (a) .......................       448,358         600,756
       5,444  Total SA (a) ......................       834,211       1,043,887
                                                    -----------     -----------
                                                      1,282,569       1,644,643
                                                    -----------     -----------
              ENTERTAINMENT -- 4.6%
     151,000  Publishing & Broadcasting Ltd. ....     1,028,757       1,351,652
      29,000  Vivendi Universal SA+ (a) .........     1,212,018         807,373
                                                    -----------     -----------
                                                      2,240,775       2,159,025
                                                    -----------     -----------
              FINANCIAL SERVICES -- 5.3%
      90,000  Invik & Co. AB, Cl. B .............       869,658         845,286
      50,000  Irish Life & Permanent plc,
                London ..........................       392,548         760,406
     180,000  Nikko Cordial Corp. (a) ...........     1,233,959         870,800
                                                    -----------     -----------
                                                      2,496,165       2,476,492
                                                    -----------     -----------

                                                                       MARKET
     SHARES                                             COST            VALUE
     ------                                             ----            -----
              FINANCIAL SERVICES: BANKS -- 6.4%
      80,006  Bank of Ireland (a) ...............   $   531,788      $1,074,586
      60,000  Lloyds TSB Group plc ..............       488,682         469,787
      35,000  Mitsubishi Securities Co. Ltd. ....       247,055         459,652
      14,000  UBS AG ............................       614,827         986,506
                                                    -----------     -----------
                                                      1,882,352       2,990,531
                                                    -----------     -----------
              FINANCIAL SERVICES: INSURANCE -- 3.5%
       4,000  Allianz AG (a) ....................       487,642         437,065
      65,000  Aviva plc .........................       641,460         670,723
      28,452  RAS SpA ...........................       348,478         516,126
                                                    -----------     -----------
                                                      1,477,580       1,623,914
                                                    -----------     -----------
              FOOD AND BEVERAGE -- 5.3%
      40,000  Ajinomoto Co. Inc. ................       486,060         481,694
      20,000  Coca-Cola Hellenic
                Bottling Co. SA .................       270,014         467,193
      70,000  Diageo plc (a) ....................       616,826         955,019
       4,500  Pernod-Ricard SA ..................       325,884         575,414
                                                    -----------     -----------
                                                      1,698,784       2,479,320
                                                    -----------     -----------
              HEALTH CARE -- 14.5%
       5,875  AstraZeneca plc, London (a) .......       265,832         267,265
      14,126  AstraZeneca plc, Stockholm ........       532,974         641,328
      10,000  Aventis SA (a) ....................       754,377         759,077
      45,140  GlaxoSmithKline plc (a) ...........     1,313,608         932,720
      25,000  Novartis AG (a) ...................       953,728       1,110,190
       9,000  Roche Holding AG (a) ..............       926,761         890,498
      14,000  Sanofi-Synthelabo SA ..............       589,291         887,424
       5,500  Synthes Inc. ......................       372,080         626,896
      16,000  Takeda Chemical
                Industries Ltd. .................       846,985         702,378
                                                    -----------     -----------
                                                      6,555,636       6,817,776
                                                    -----------     -----------
              HOTELS AND GAMING -- 3.1%
      34,000  Greek Organization of
                Football Prognostics ............       377,389         642,001
     165,000  Hilton Group plc (a) ..............       581,257         822,337
                                                    -----------     -----------
                                                        958,646       1,464,338
                                                    -----------     -----------
              METALS AND MINING -- 4.2%
      85,500  Harmony Gold Mining
                Co. Ltd. (a) ....................       534,222         896,474
      16,000  Harmony Gold Mining
                Co. Ltd., ADR ...................        86,108         169,440
      23,000  Newmont Mining Corp. ..............       521,800         891,480
                                                    -----------     -----------
                                                      1,142,130       1,957,394
                                                    -----------     -----------
              PUBLISHING -- 3.2%
     102,037  News Corp. Ltd. (a) ...............       791,257         900,310
      50,000  Pearson plc (a) ...................       575,054         621,976
                                                    -----------     -----------
                                                      1,366,311       1,522,286
                                                    -----------     -----------

                See accompanying notes to financial statements.

GABELLI INTERNATIONAL GROWTH FUND, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                       MARKET
     SHARES                                             COST            VALUE
     ------                                             ----            -----
              COMMON STOCKS (CONTINUED)
              REAL ESTATE -- 0.8%
      50,000  Cheung Kong
                (Holdings) Ltd. (a) .............   $   585,811     $   371,245
                                                    -----------     -----------
              RETAIL -- 2.4%
      16,000  Ito-Yokado Co. Ltd. ...............       564,319         684,782
      15,000  Matsumotokiyoshi Co. Ltd. .........       417,675         453,650
                                                    -----------     -----------
                                                        981,994       1,138,432
                                                    -----------     -----------
              TELECOMMUNICATIONS -- 3.7%
         160  KDDI Corp. ........................       536,747         914,998
     379,600  Telecom Italia SpA, RNC ...........       442,179         838,239
                                                    -----------     -----------
                                                        978,926       1,753,237
                                                    -----------     -----------
              WIRELESS COMMUNICATIONS -- 3.3%
      65,000  Telefonica Moviles SA (a) .........       541,541         686,235
     346,376  Vodafone Group plc (a) ............       866,398         763,017
       4,575  Vodafone Group plc, ADR ...........       122,216         101,108
                                                    -----------     -----------
                                                      1,530,155       1,550,360
                                                    -----------     -----------
              TOTAL COMMON STOCKS ...............    37,035,823      44,248,667
                                                    -----------     -----------

    PRINCIPAL                                                           MARKET
     AMOUNT                                             COST            VALUE
     ------                                             ----            -----
              U.S. GOVERNMENT OBLIGATIONS -- 1.9%
    $898,000  U.S. Treasury Bills,
                0.950% to 1.116%++,
                07/08/04 to 10/14/04 ............   $   897,411     $   897,320
                                                    -----------     -----------
              TOTAL INVESTMENTS -- 96.0% ........   $37,933,234      45,145,987
                                                    ===========
              OTHER ASSETS AND LIABILITIES (NET) -- 4.0% ......       1,904,597
                                                                    -----------
              NET ASSETS -- 100.0% ............................     $47,050,584
                                                                    ===========
----------------
              For Federal tax purposes:
              Aggregate cost ..................................     $37,933,234
                                                                    ===========
              Gross unrealized appreciation ...................     $ 9,854,111
              Gross unrealized depreciation ...................      (2,641,358)
                                                                    -----------
              Net unrealized appreciation/(depreciation) ......     $ 7,212,753
                                                                    ===========
----------------
(a) Securities fair valued under procedures established by the Board. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2004, the market value of fair valued securities amounted to $18,430,111 or 39.2% of total net assets.
+     Non-income producing security.
++    Represents annualized yield at date of purchase.
ADR - American Depository Receipt.

                                                              % OF
                                                             MARKET    MARKET
GEOGRAPHIC DIVERSIFICATION                                   VALUE     VALUE
--------------------------                                   -----     -----
Europe ...................................................   69.0%  $31,145,318
Japan ....................................................   18.9%    8,522,747
Asia/Pacific .............................................    5.8%    2,623,208
North America ............................................    3.9%    1,788,800
South Africa .............................................    2.4%    1,065,914
                                                            -----   -----------
                                                            100.0%  $45,145,987
                                                            =====   ===========


                See accompanying notes to financial statements.

                     GABELLI INTERNATIONAL GROWTH FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $37,933,234) ..................   $ 45,145,987
  Cash and foreign currency, at value
    (cost $136,103) .........................................        135,865
  Receivable for Fund shares sold ...........................      2,297,548
  Receivable for Investments sold ...........................        904,079
  Dividends and reclaims receivable .........................        107,835
  Other assets ..............................................          1,659
                                                                ------------
  TOTAL ASSETS ..............................................     48,592,973
                                                                ------------
LIABILITIES:
  Payable for investments purchased .........................      1,422,602
  Payable for investment advisory fees ......................         36,580
  Payable for distribution fees .............................          9,202
  Other accrued expenses ....................................         74,005
                                                                ------------
  TOTAL LIABILITIES .........................................      1,542,389
                                                                ------------
  NET ASSETS applicable to 2,867,021
    shares outstanding ......................................   $ 47,050,584
                                                                ============
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value ........................   $      2,867
  Additional paid-in capital ................................     53,247,102
  Accumulated net investment income .........................        253,100
  Accumulated net realized loss on investments
    and foreign currency transactions .......................    (13,665,856)
  Net unrealized appreciation on investments
    and foreign currency transactions .......................      7,213,371
                                                                ------------
  TOTAL NET ASSETS ..........................................   $ 47,050,584
                                                                ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($46,797,637 / 2,851,601 shares
    outstanding) ............................................         $16.41
                                                                      ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($161,776 / 9,763 shares outstanding) ...................         $16.57
                                                                      ======
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge of 5.75%
    of the offering price at June 30, 2004) .................         $17.58
                                                                      ======
  CLASS B:
  Net Asset Value and offering price per share
    ($86,679 / 5,376 shares outstanding) ....................         $16.12(a)
                                                                      ======
  CLASS C:
  Net Asset Value and offering price per share
    ($4,492 / 281.1 shares outstanding) .....................         $15.98(a)
                                                                      ======

-----------------
(a) Redemption price varies based on the length of time held.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $56,960) ..................    $632,560
  Interest .....................................................       2,275
                                                                    --------
  TOTAL INVESTMENT INCOME ......................................     634,835
                                                                    --------
EXPENSES:
  Investment advisory fees .....................................     219,837
  Distribution fees -- Class AAA ...............................      54,732
  Distribution fees -- Class A .................................         152
  Distribution fees -- Class B .................................         278
  Distribution fees -- Class C .................................          23
  Shareholder services fees ....................................      23,555
  Shareholder communications expenses ..........................      22,752
  Custodian fees ...............................................      22,184
  Legal and audit fees .........................................      20,542
  Registration fees ............................................      12,203
  Directors' fees ..............................................       4,961
  Miscellaneous expenses .......................................       4,056
                                                                    --------
  TOTAL EXPENSES ...............................................     385,275
                                                                    --------
  NET INVESTMENT INCOME ........................................     249,560
                                                                    --------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net realized gain on investments .............................     669,213
  Net realized loss on foreign currency
    transactions ...............................................      (2,916)
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency transactions ......................................     (94,999)
                                                                    --------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS ...............................................     571,298
                                                                    --------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ............................................    $820,858
                                                                    ========


                 See accompanying notes to financial statements.

                     GABELLI INTERNATIONAL GROWTH FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                SIX MONTHS ENDED
                                                                                  JUNE 30, 2004        YEAR ENDED
                                                                                   (UNAUDITED)      DECEMBER 31, 2003
                                                                                -----------------   -----------------
OPERATIONS:
  Net investment income .......................................................   $   249,560         $    23,208
  Net realized gain/(loss) on investments and foreign currency transactions ...       666,297          (2,434,777)
  Net change in unrealized appreciation/depreciation of investments and
    foreign currency transactions .............................................       (94,999)         13,535,897
                                                                                  -----------         -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................       820,858          11,124,328
                                                                                  -----------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  In excess of net investment income
    Class AAA .................................................................            --             (34,618)
    Class A ...................................................................            --                (105)
    Class B ...................................................................            --                 --
    Class C ...................................................................            --                 --
                                                                                  -----------         -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .........................................            --             (34,723)
                                                                                  -----------         -----------
CAPITAL SHARE TRANSACTIONS:
    Class AAA .................................................................     3,963,046          (4,683,338)
    Class A ...................................................................        69,868              77,831
    Class B ...................................................................        65,303               2,613
    Class C ...................................................................           (22)            (33,247)
                                                                                  -----------         -----------
  NET INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .......     4,098,195          (4,636,141)
                                                                                  -----------         -----------
REDEMPTION FEES:
  Redemption fees .............................................................         5,791             117,739
                                                                                  -----------         -----------
  NET INCREASE IN NET ASSETS ..................................................     4,924,844           6,571,203
NET ASSETS:
  Beginning of period .........................................................    42,125,740          35,554,537
                                                                                  -----------         -----------
  End of period (including undistributed net investment income of
    $253,100 and $3,540, respectively) ........................................   $47,050,584         $42,125,740
                                                                                  ===========         ===========


                 See accompanying notes to financial statements.

GABELLI INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION. The Gabelli International Growth Fund, Inc. (the "Fund") was organized on May 25, 1994 as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long term capital appreciation. The Fund commenced investment operations on June 30,1995.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the official closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the

GABELLI INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2004, there were no open repurchase agreements.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counter parties to the contracts are unable to meet the terms of their contracts. At June 30, 2004, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  transactions.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund is informed of the ex-dividend date.

GABELLI INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

For the year ended December 31, 2003, reclassifications were made to increase accumulated net investment loss for $15,055 and to decrease accumulated net realized loss on investments and foreign currency transactions for $15,055.

The tax character of distributions paid during the fiscal year ended December 31, 2003 was as follows:

                                                            YEAR ENDED
                                                        DECEMBER 31, 2003
                                                        ------------------
            DISTRIBUTIONS PAID FROM:
            Ordinary income
              (inclusive of short term capital gains) ....   $34,273
                                                             -------
            Total distributions paid .....................   $34,273
                                                             =======

EXPENSES. Certain administrative expenses are common to, and allocated among the Classes of Shares. Such allocations are made on the basis of average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of the Fund's total assets at the close of any taxable year consists of stocks or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

            Accumulated capital loss carryforward ...   $(13,767,772)
            Net unrealized appreciation .............      6,738,858
                                                        ------------
            Total accumulated loss ..................   $ (7,028,914)
                                                        ============

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2003 of $13,767,772. This capital loss carryforward is available to reduce future distributions of net capital gains to shareholders. $5,815,750 of the loss carryforward is available through 2009; $5,226,116 is available through 2010; and $2,725,906 is available through 2011.

GABELLI INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, A, B and C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those Classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2004, other than short term securities, aggregated $5,470,492 and $3,869,528, respectively.

6. LINE OF CREDIT. The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. There were no borrowings outstanding at June 30, 2004.

The average daily amount of borrowings outstanding within the six months ended June 30, 2004, was $22,077, with a related weighted average interest rate of 1.79%. The maximum amount borrowed at any time during the six months ended June 30, 2004 was $326,000.

7. CAPITAL STOCK TRANSACTIONS. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares and Class C Shares. Class AAA Shares are offered through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for twelve months after purchase.

The Fund imposes a redemption fee of 2.00% on Class AAA and Class A Shares that are redeemed within sixty days of purchase. For Class B and Class C Shares, a 2.00% redemption fee applies to shares purchased on or after July 1, 2004. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and retained by the Fund. The redemption fees returned to the assets of the Fund during the six months ended June 30, 2004 amounted to $5,791.

GABELLI INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
Transactions in shares of capital stock were as follows:

                                                                    SIX MONTHS ENDED
                                                                      JUNE 30, 2004               YEAR ENDED
                                                                       (UNAUDITED)             DECEMBER 31, 2003
                                                                  ---------------------    --------------------------
                                                                   SHARES     AMOUNT         SHARES        AMOUNT
                                                                  --------  -----------    ----------   -------------
                                                                        CLASS AAA                  CLASS AAA
                                                                  ---------------------    --------------------------
Shares sold ..................................................     512,259  $ 8,389,958     3,040,870   $  35,489,086
Shares issued upon reinvestment of dividends .................          --           --         2,002          31,787
Shares redeemed ..............................................    (270,115)  (4,426,911)   (3,447,435)    (40,204,211)
                                                                  --------  -----------    ----------   -------------
  Net increase/(decrease) ....................................     242,144  $ 3,963,047      (404,563)  $  (4,683,338)
                                                                  ========  ===========    ==========   =============
                                                                         CLASS A                    CLASS A
                                                                  ---------------------    --------------------------
Shares sold ..................................................       4,548  $    75,065         5,826   $      82,800
Shares issued upon reinvestment of dividends .................          --           --             4              61
Shares redeemed ..............................................        (314)      (5,197)         (386)         (5,030)
                                                                  --------  -----------    ----------   -------------
  Net increase ...............................................       4,234  $    69,868         5,444   $      77,831
                                                                  ========  ===========    ==========   =============
                                                                         CLASS B                    CLASS B
                                                                  ---------------------    --------------------------
Shares sold ..................................................       4,040  $    66,056           196   $       2,638
Shares issued upon reinvestment of dividends .................          --           --            --              --
Shares redeemed ..............................................         (46)        (754)           (1)            (25)
                                                                  --------  -----------    ----------   -------------
Net increase .................................................       3,994  $    65,302           195   $       2,613
                                                                  ========  ===========    ==========   =============
                                                                         CLASS C                    CLASS C
                                                                  ---------------------    --------------------------
Shares sold ..................................................          --           --       116,086   $   1,496,146
Shares issued upon reinvestment of dividends .................          --           --            --              --
Shares redeemed ..............................................          --  $       (22)     (116,086)     (1,529,393)
                                                                  --------  -----------    ----------   -------------
Net decrease .................................................          --  $       (22)           --   $     (33,247)
                                                                  ========  ===========    ==========   =============

8. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2004, Gabelli & Company received $1,061 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

9. OTHER MATTERS. On October 7, 2003, the Fund's Adviser received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. The Adviser has also received requests for information from the SEC regarding mutual fund trading practices and valuation of portfolio securities. The Adviser has responded to the requests. The Fund does not believe that this matter will have a material adverse effect on the Fund's financial position or the results of its operations.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

GABELLI INTERNATIONAL GROWTH FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                             INCOME
                                   FROM INVESTMENT OPERATIONS                                     DISTRIBUTIONS
                   ----------------------------------------------------------      --------------------------------------------
                                                       Net
                   Net Asset                      Realized and       Total                            Net
  Period             Value,            Net         Unrealized        from              Net         Realized
   Ended           Beginning       Investment    Gain/(Loss) on   Investment     Investment      Gain on            Total
December 31        of Period      Income/(Loss)    Investments     Operations        Income      Investments      Distributions
  ------------     ----------    --------------   ------------   -------------     ----------    ------------     -------------
CLASS AAA
  2004(a)(e)         $16.10          $ 0.09          $ 0.22         $ 0.31              --             --                --
  2003(a)             11.79            0.01            4.27           4.28          $(0.01)            --            $(0.01)
  2002(a)             13.74            0.01           (1.95)         (1.94)          (0.01)            --             (0.01)
  2001(a)             18.29            0.17           (4.51)         (4.34)          (0.18)        $(0.03)            (0.21)
  2000(a)             22.82           (0.13)          (3.65)         (3.78)             --          (0.75)            (0.75)
  1999                15.63           (0.09)           8.25           8.16           (0.10)         (0.87)            (0.97)
CLASS A
  2004(a)(e)         $16.28          $ 0.12          $ 0.17         $ 0.29              --             --                --
  2003(a)             11.91           (0.04)           4.39           4.35          $(0.03)            --            $(0.03)
  2002(a)             13.74           (0.05)          (1.74)         (1.79)          (0.04)            --             (0.04)
  2001(a)(d)          14.88           (0.23)          (0.69)         (0.92)          (0.19)        $(0.03)            (0.22)
CLASS B
  2004(a)(e)         $15.87          $ 0.09          $ 0.16         $ 0.25              --             --                --
  2003(a)             11.70           (0.09)           4.22           4.13              --             --                --
  2002(a)             13.73           (0.09)          (1.94)         (2.03)             --             --                --
  2001(a)             17.68            0.12           (3.95)         (3.83)         $(0.09)        $(0.03)           $(0.12)
CLASS C
  2004(a)(e)         $15.73          $ 0.03          $ 0.22         $ 0.25              --             --                --
  2003(a)             11.70           (0.11)           4.12           4.01              --             --                --
  2002(a)             13.74           (0.10)          (1.94)         (2.04)             --             --                --
  2001(a)             18.28            0.07           (4.51)         (4.44)         $(0.07)        $(0.03)           $(0.10)
  2000(a)(b)          25.94           (0.12)          (6.79)         (6.91)             --          (0.75)            (0.75)




                                                             RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                             ----------------------------------------------------------------------------
                                                                                                   Operating
                                Net Asset                Net Assets         Net                     Expense
  Period                         Value,                    End of        Investment                  Ratio      Portfolio
   Ended          Redemption     End of       Total        Period         Income/     Operating     (Net of      Turnover
December 31          Fees        Period      Return+     (in 000's)       (Loss)       Expenses     Interest)     Rate
------------      ----------    ---------    -------     ----------      ----------   ---------    ----------   ---------
CLASS AAA
  2004(a)(e)        $0.00(f)      $16.41       1.9%        $46,798         1.13%(c)     1.75%(c)     1.75%(c)        9%
  2003(a)            0.04          16.10      36.7          42,009         0.07         1.97         1.94           19
  2002(a)              --          11.79     (14.1)         35,536         0.05         1.90         1.89           25
  2001(a)              --          13.74     (23.7)         47,172         1.14         1.86         1.80           31
  2000(a)              --          18.29     (16.5)         66,057        (0.68)        1.77         1.75           62
  1999                 --          22.82      52.4          48,883        (0.62)        1.90         1.88           74
CLASS A
  2004(a)(e)        $0.00(f)      $16.57       1.8%           $162         1.45%(c)     1.75%(c)     1.75%(c)        9%
  2003(a)            0.05          16.28      36.7              90        (0.29)        1.93         1.90           19
  2002(a)              --          11.91     (13.1)              1        (0.36)        1.43         1.43           25
  2001(a)(d)           --          13.74      (6.2)              1        (3.85)(c)     1.86(c)      1.86(c)        31
CLASS B
  2004(a)(e)        $0.00(f)      $16.12       1.6%            $87         1.07%(c)     2.50%(c)     2.50%(c)        9%
  2003(a)            0.04          15.87      35.6              22        (0.73)        2.71         2.69           19
  2002(a)              --          11.70     (14.8)             14        (0.69)        2.65         2.64           25
  2001(a)              --          13.73     (21.7)             18         0.82(c)      2.60(c)      2.56(c)        31
CLASS C
  2004(a)(e)        $0.00(f)      $15.98       1.6%             $4         0.33%(c)     2.50%(c)     2.50%(c)        9%
  2003(a)            0.02          15.73      34.4               5        (0.84)        2.82         2.82           19
  2002(a)              --          11.70     (14.9)              3        (0.78)        2.61         2.61           25
  2001(a)              --          13.74     (24.3)              4         0.43         2.64         2.59           31
  2000(a)(b)           --          18.28     (26.6)              5        (1.43)(c)     2.52(c)      2.50(c)        62


-------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) Per share amounts have been calculated using the average daily shares outstanding method.
(b) From the commencement  offering of Class C Shares on March 9, 2000.
(c) Annualized.
(d) Class A Shares were outstanding for the period March 13, 2000 through November 30, 2000. Financial Highlights are not presented for Class A Shares for that period as the information for this period is not considered meaningful.
(e) For the period ended June 30, 2004:  unaudited.
(f) Amount  represents less than $0.005 per share.

                 See accompanying notes to financial statements.

                GABELLI INTERNATIONAL GROWTH FUND, INC.
                         One Corporate Center
                       Rye, New York 10580-1422
                              800-GABELLI
                             800-422-3554
                           FAX: 914-921-5118
                       WEBSITE: WWW.GABELLI.COM
                       E-MAIL: INFO@GABELLI.COM
              Net Asset Value available daily by calling
                      800-GABELLI after 6:00 P.M.

                          BOARD OF DIRECTORS
Mario J. Gabelli, CFA                      Werner J. Roeder, MD
CHAIRMAN AND CHIEF                         VICE PRESIDENT/MEDICAL AFFAIRS
INVESTMENT OFFICER                         LAWRENCE HOSPITAL CENTER
GABELLI ASSET MANAGEMENT INC.

Anthony J. Colavita                        Anthonie C. van Ekris
ATTORNEY-AT-LAW                            MANAGING DIRECTOR
ANTHONY J. COLAVITA, P.C.                  BALMAC INTERNATIONAL, INC.

Karl Otto Pohl                             Salvatore J. Zizza
FORMER PRESIDENT                           CHAIRMAN
DEUTSCHE BUNDESBANK                        HALLMARK ELECTRICAL SUPPLIES CORP.

                    OFFICERS AND PORTFOLIO MANAGER
Caesar Bryan                               Bruce N. Alpert
PORTFOLIO MANAGER                          PRESIDENT AND TREASURER

James E. McKee
SECRETARY

                               DISTRIBUTOR
                         Gabelli & Company, Inc.

              CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                   State Street Bank and Trust Company

                              LEGAL COUNSEL
                       Willkie Farr & Gallagher LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of Gabelli International Growth Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB009Q204SR

[MARIO GABELLI PHOTO OMITTED]
GABELLI
INTERNATIONAL
GROWTH
FUND,
INC.
                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2004

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors has a Nominating Committee comprised of two "non-interested" (as such term is defined by the Investment Company Act of 1940, as amended) Directors, namely Anthony J. Colavita, and Werner J. Roeder. The Nominating Committee operates pursuant to a written charter. The Nominating Committee is responsible for identifying individuals believed to be qualified to become Board members in the event that a position is vacated or created. In accordance with procedures adopted by the Nominating Committee, the Nominating Committee will consider Directors candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating Committee will take into consideration the needs of the Board of Directors, the qualifications of the candidate and the interests of shareholders. The Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To have a candidate considered by the Nominating Committee, a shareholder must submit the recommendation in writing and must include the following information:

     o The name of the shareholder and evidence of the person's ownership of shares of the Fund, including the number of shares owned and the length of time of ownership;

     o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Director of the Fund and the person's consent to be named as a Director if selected by the Nominating Committee and nominated by the Board of Directors; and

     o If requested by the Nominating Committee, a completed and signed directors questionnaire.

The shareholder recommendation and information described above must be sent to the Fund's Secretary c/o Gabelli Funds, LLC, James E. McKee and must be received by the Secretary no less than 120 days prior to the anniversary date of the Fund's most recent annual meeting of shareholders or, if the meeting has moved by more than 30 days, a reasonable amount of time before the meeting.

The Nominating Committee believes that the minimum qualifications for serving as a Director of the Fund are that the individual demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board of Directors' oversight of the business and affairs of the Fund and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Fund. The Nominating Committee also seeks to have the Board of Directors represent a diversity of backgrounds and experience.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Gabelli International Growth Fund, Inc.
                           -----------------------------------------------------

By (Signature and Title)*  /s/ BRUCE N. ALPERT
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       September 7, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ BRUCE N. ALPERT
                          ------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer


Date                       September 7, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.